Fair Value Measurements (Details) - EBP 004 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 25,356,151,201	$ 21,613,390,478
Other investment liabilities	(411,580)
Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	25,356,151,201	21,613,390,478
Other investment liabilities	(411,580)	(1,706,575)
Total | Cash equivalents and short-term investments
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	92,477,921	72,705,551
Total | Collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	22,143,896,673	19,007,270,264
Total | U.S. equities
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,360,581,565	1,020,201,615
Total | Non-U.S. equities
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	600,249,194	470,146,842
Total | Mutual funds and other registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,158,945,848	1,043,066,206
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	3,120,154,104	2,536,031,591
Other investment liabilities	0	0
Level 1 | Cash equivalents and short-term investments
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	377,497	2,616,928
Level 1 | Collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 1 | U.S. equities
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,360,581,565	1,020,201,615
Level 1 | Non-U.S. equities
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	600,249,194	470,146,842
Level 1 | Mutual funds and other registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,158,945,848	1,043,066,206
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	22,235,997,097	19,077,358,887
Other investment liabilities	(411,580)	(1,706,575)
Level 2 | Cash equivalents and short-term investments
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	92,100,424	70,088,623
Level 2 | Collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	22,143,896,673	19,007,270,264
Level 2 | U.S. equities
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Non-U.S. equities
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Mutual funds and other registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 0	$ 0